Fair Value Measurement (Details) - Schedule of Summarizes the Activity for the Company’s Level 3 Instruments Measured at Fair Value on a Recurring Basis - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Summarizes the Activity for the Company’s Level 3 Instruments Measured at Fair Value on a Recurring Basis [Abstract]
Balance Beginning			$ 488,641
Issuances					$ 143,228
Change in fair value	$ (40,649)		(172,271)		345,413
Balance Ending	$ 250,100		$ 250,100		$ 488,641